Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2021	Oct. 30, 2021	Aug. 20, 2019
Disclosure Of Commitments [Line Items]
Royalty Expense	$ 71,836,000	$ 28,697,000	$ 11,497,000
Investment Assumption Percentage	100.00%
Minimum operating lease payments recognised as expense	$ 12,485,000	46,195,000	47,871,000
Recognised finance lease as assets	38,229,000	34,160,000	32,058,000
CN-V Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 1,300,000
Working Interest Percentage In Property				50.00%
Flamenco Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 2,100,000
Investment Assumption Percentage	100.00%
Campanario Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Capital commitments	$ 4,758,000
Isla Norte Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,855,000
RECT94 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	930,000
RECT128 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,200,000
POTT747 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	490,000
POTT785 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	90,000
VIM 3 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 22,290,800
Llanos 34 Blocks [Member]
Disclosure Of Commitments [Line Items]
Working Interest Percentage In Property	45.00%
Llanos 32 [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 1,935,000
Sierra del Nevado Block [Member]
Disclosure Of Commitments [Line Items]
Working Interest Percentage In Property						18.00%
Los Parlamentos Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments					$ 6,000,000
Working Interest Percentage In Property					50.00%
Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	4.00%
Royalty Expense	$ 20,551,000	11,369,000	5,414,000
Payments For Royalty	$ 19,128,000	$ 9,981,000	$ 3,772,000
Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	7.50%
Provinces of Mendoza [Member] | Crude Oil [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	15.00%
Colombian National Hydrocarbons Agency [Member]
Disclosure Of Commitments [Line Items]
Additional Economic Right Percentage	1.00%
Chilean Government [Member] | Crude Oil [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Chilean Government [Member] | Gas [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	3.00%
Bottom of range [member] | Sierra del Nevado Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments						$ 500,000
Bottom of range [member] | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	6.00%
Bottom of range [member] | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments	$ 150,000,000
Bottom of range [member] | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Top of range [member] | Sierra del Nevado Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments						$ 1,000,000
Top of range [member] | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	8.00%
Top of range [member] | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments	$ 160,000,000
Top of range [member] | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	10.00%